Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Property, Plant and Equipment

	2020	2019
Cost	122,218,774	117,890,380
Accumulated depreciation	(68,661,709)	(64,115,739)

Total	53,557,065	53,774,641

Lands	679,274	679,480
Plant and buildings	9,684,368	10,470,949
Machinery, equipment and spare parts	12,662,024	13,245,669
Transportation and load vehicles	1,266,586	2,259,053
Furniture and fixtures	51,669	62,418
Quarries	4,042,336	4,021,560
Tools	53,879	55,489
Construction in process	25,116,929	22,980,023

Total	53,557,065	53,774,641

Cost

	Lands	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields	Tools	Works in process	Total
Balance as of January 1, 2019	653,798	31,283,859	37,967,461	7,890,511	2,264,064	10,626,324	380,056	6,981,868	98,047,941

Additions	—	—	—	—	—	—	—	20,010,462	20,010,462
Disposal	—	—	(134,723)	(33,195)	(105)	—	—	—	(168,023)
Transfers	25,682	691,145	1,142,255	277,325	9,509	1,846,646	19,745	(4,012,307)	—

Balance as of December 31, 2019	679,480	31,975,004	38,974,993	8,134,641	2,273,468	12,472,970	399,801	22,980,023	117,890,380

Additions	—	—	—	—	—	—	—	4,552,479	4,552,479
Disposal	(206)	(12,829)	(42,700)	(146,204)	—	(22,146)	—	—	(224,085)
Transfers	—	630,125	575,099	246,239	27,803	915,582	20,725	(2,415,573)	—

Balance as of December 31, 2020	679,274	32,592,300	39,507,392	8,234,676	2,301,271	13,366,406	420,526	25,116,929	122,218,774

Accumulated depreciation

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields	Tools	Total
Balance as of January 1, 2019	(20,634,172)	(25,008,607)	(5,348,290)	(2,187,157)	(7,144,573)	(323,362)	(60,646,161)

Disposals	—	90,777	32,132	28	—	—	122,937
Depreciation	(869,883)	(811,494)	(559,430)	(23,921)	(1,306,837)	(20,950)	(3,592,515)

Balance as of December 31, 2019	(21,504,055)	(25,729,324)	(5,875,588)	(2,211,050)	(8,451,410)	(344,312)	(64,115,739)

Impairment	(526,553)	(117,084)	(282,889)	(16,758)	(1,954)	(1,716)	(946,954)
Disposals	12,829	41,867	50,199	—	22,146	—	127,041
Depreciation charge	(890,153)	(1,040,827)	(859,812)	(21,794)	(892,852)	(20,619)	(3,726,057)

Balance as of December 31, 2020	(22,907,932)	(26,845,368)	(6,968,090)	(2,249,602)	(9,324,070)	(366,647)	(68,661,709)